Related Party Balances and Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Related Party Balances and Transactions [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS

NOTE 18 — RELATED PARTY BALANCES AND TRANSACTIONS

In support of the Company’s efforts and cash requirements, it may rely on advances from related parties until such time that the Company can support its operations or attains adequate financing through sales of its equity or traditional debt financing. There is no formal written commitment for continued support by the holding company. Amounts represent advances or amounts paid in satisfaction of liabilities.

Related party balances consisted of the following:

		As of
		September 30, 2024	December 31, 2023
Balance with related parties:
Accounts receivable	(a)	$898,703	$1,094,225
Borrowings	(b)	$5,000,000	$5,000,000
Amount due to the holding company	(c)	$18,469,331	$2,906,261
Long-term investment – Investment E	(d)	$525,097	$522,531
Subscription receivable	(e)	$2,051,280	$—

(a)	Accounts receivable due from related parties represented the management service rendered to two individual close-ended investment private funds registered in the Cayman Islands, which is controlled by the holding company.

(b)	Borrowing is obtained from the Company’s major stockholder of ultimate holding company. The amount was secured, interest-bearing and repayable by the end of November 2024, as extended (see Note 11).

(c)	Amounts due to the holding company are those nontrade payables arising from transactions between the Company and the holding company, such as advances made by the holding company on behalf of the Company, advances made by the Company on behalf of the holding company, and allocated shared expenses paid by the holding company. During the nine months ended September 30, 2024 and 2023, amounts due to the holding company of nil and $12,593,384, respectively, were forgiven (see Note 14).

(d)	The Company purchased 4% equity interest in Investment E from a related party in May 2021, based on historical cost. The Company has a common director with Investment E.

(e)	Subscription receivable is related to the private placement commenced in November 2023, whose common stocks were issued to a director of the Company on May 2, 2024. The gross proceed of $2,051,280 in relation to the corresponding 1,418,680 shares of common stock is expected to be settled by the director of the Company on or before December 31, 2024.

In the ordinary course of business, during the three and nine months ended September 30, 2024 and 2023, the Company involved with transactions, either at cost or current market prices and on the normal commercial terms among related parties. The following table provides the transactions with these parties for the periods as presented (for the portion of such period that they were considered related):

		For the three months ended September 30,		For the nine months ended September 30,
		2024	2023	2024	2023
Nature of transactions
Asset management service income	(f)	$245,456	$244,525	$729,806	$725,146
Office and operating fee charge	(g)	$1,088,453	$1,317,065	$3,280,695	$5,089,110
General and administrative expense allocated	(h)	$—	$—	$—	$1,722
Legal and professional fees	(i)	$249,999	$77,777	$749,997	$77,777

(f)	Under the management agreement, the Company shall provide management service to the portfolio assets held by two individual close-ended investment private funds in the Cayman Islands, which is controlled by the holding company, for a compensation of asset management service fee income at the predetermined rate based on the respective portfolio of asset values invested by the final customers.

(g)	Pursuant to the service agreement, the Company agreed to pay the office and administrative expenses to the holding company for the use of office premises, including, among other things, building management fees, government rates and rent, office rent, and lease-related interest and depreciation that were actually incurred by the holding company.

(h)	Certain amounts of general and administrative expenses were allocated by the holding company.

(i)	On September 19, 2023, the Company entered into an advisory services agreement with a related company, which owned by the Chairman of the Company, for a monthly fee of $83,333. The service will be terminated by either party upon 90 days prior written notice.

Apart from the transactions and balances detailed elsewhere in these accompanying unaudited condensed consolidated financial statements, the Company has no other significant or material related party transactions during the periods presented.

NOTE 22 — RELATED PARTY BALANCES AND TRANSACTIONS

In support of the Company’s efforts and cash requirements, it may rely on advances from related parties until such time that the Company can support its operations or attains adequate financing through sales of its equity or traditional debt financing. There is no formal written commitment for continued support by the shareholder. Amounts represent advances or amounts paid in satisfaction of liabilities.

Related party balances consisted of the following:

		As of December 31,
		2023	2022
Balance with related parties:
Accounts receivable	(a)	$1,094,225	$272,546
Borrowings	(b)	$5,000,000	$—
Amounts due to the holding company	(c)	$2,906,261	$6,289,743
Long-term investment – Investment E	(d)	$522,531	$522,557

(a)	Accounts receivable due from related parties represented the management service rendered to two individual close-ended investment private funds registered in the Cayman Islands, which is controlled by the holding company.
(b)	Borrowing is obtained from the Company’s major shareholder of ultimate holding company. The amount was secured, interest-bearing and repayable by the end of March 2024 (see Note 13).
(c)	Amounts due to the holding company are those nontrade payables arising from transactions between the Company and the holding company, such as advances made by the holding company on behalf of the Company, advances made by the Company on behalf of the holding company, and allocated shared expenses paid by the holding company. During the years ended December 31, 2023 and 2022, amounts due to the holding company of $12.6 million and $6.0 million, respectively, were forgiven (see Note 17).

(d)	The Company purchased 4% equity interest in Investment E from a related party in May 2021, based on historical cost. The Company has a common director with Investment E.

In the ordinary course of business, during the years ended December 31, 2023 and 2022, the Company involved with transactions, either at cost or current market prices and on the normal commercial terms among related parties. The following table provides the transactions with these parties for the years as presented (for the portion of such period that they were considered related):

		For the years ended December 31,
		2023	2022

Asset management service income	(e)	$970,143	$969,912
Commission expense	(f)	—	48,398
Purchase of non-marketable equity security – Investment F	(g)	—	9,668,568
Office rental and operating fees	(h)	6,039,520	3,190,064
General and administrative expense allocated	(i)	1,724	2,645,731
Legal and professional fees	(j)	333,332	—
Purchase of investment from the holding company	(k)	—	6,560,122
Purchase of office building from the holding company	(l)	—	5,995,249
Declaration of special dividends to the holding company	(m)	$—	$47,000,000

(e)	Under the management agreements, the Company shall provide management service to the portfolio assets held by two individual close-ended investment private funds in the Cayman Islands, which is controlled by the holding company, for a compensation of asset management service fee income at the predetermined rate based on the respective portfolio of asset values invested by the final customers.
(f)	Commission fee on insurance brokerage and asset management referral at the predetermined rate based on the service fee.
(g)	The Company purchased 4% equity interest in Investment F from a related party in October 2022, based on its historical carrying amount.
(h)	Pursuant to the service agreement, the Company agreed to pay the office and administrative expenses to the holding company for the use of office premises, including, among other things, building management fees, government rates and rent, office rent, and lease-related interest and depreciation that were actually incurred by the holding company. Also, the holding company charged back the reimbursement of legal fee and debt collection fee in the ordinary course of business.
(i)	Certain amounts of general and administrative expenses were allocated by the holding company.
(j)	On September 19, 2023, the Company entered into an advisory services agreement with a related company, which owned by the Chairman of the Company, for a monthly fee of $83,333. The service will be terminated by either party upon 90 days prior written notice.
(k)	The Company purchased 4,158,963 shares of Investment A from the holding company and the transaction was completed on April 20, 2022 based on the historical cost to the holding company.
(l)	The Company purchased an office building from the holding company in January 2022, based on its historical carrying amount.
(m)	On January 18, 2022, TAC approved to declare and distribute a special dividend of $47 million to TAG Holdings Limited, the shareholder who represented 1 ordinary share of TAC. The dividends were paid by offsetting the receivable due from the shareholder and the remaining balance was paid by cash. The special dividend distribution was made due to the investment income from the sale of Nutmeg in September 2021.

Apart from the transactions and balances detailed above and elsewhere in these accompanying consolidated financial statements, the Company had no other significant or material related party transactions during the years presented.